TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Income before taxes on income	$ 93,997	$ 74,689	$ 47,188
Statutory tax rate in Israel	26.50%	25.00%	25.00%
Income taxes at statutory rate	24,909	18,672	11,797
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(12,482)	(11,267)	(7,192)
Non-deductible expenses, net	856	1,274	1,025
Adjustment for change in tax law		575
Decrease in taxes resulting from tax settlement with tax authorities	(286)
Tax adjustment in respect of foreign subsidiaries' different tax rates	634	741	558
Uncertain tax liability (ASC 740)	146	219	344
Changes in valuation allowance	(66)	97	211
Others	27	25	78
Income tax expense	$ 13,738	$ 10,336	$ 6,821
Effective tax rate	15.00%	14.00%	14.00%
Per share amounts (basic) of the tax benefit resulting from an "Approved Enterprise"	$ (0.36)	$ (0.32)	$ (0.22)
Per share amounts (diluted) of the tax benefit resulting from an "Approved Enterprise"	$ (0.35)	$ (0.32)	$ (0.22)